Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Class A Prospectus and Statement of Additional Information (“SAI”)
dated March 30, 2015 (as supplemented)

Following a change-in-control of Innovator Management LLC, the Fund’s adviser (the “Adviser”), pursuant to which the Fund is operating under interim advisory and sub-advisory agreements with the Adviser and the Fund’s sub-adviser, McKinley Capital Management, LLC, the following replaces the second sentence of the first paragraph in the “Management of the Fund” section of the Prospectus, effective immediately:

The Adviser is jointly owned by, and is an affiliate of, Aequitas Holdings, LLC and CliftonLarsonAllen Wealth Advisors, LLC.

Effective November 1, 2015, under the “Distributions and Taxes-Dividends and Distributions” section, the following replaces the third sentence currently in the Prospectus:

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly.

Effective December 1, 2015 (the “Effective Date”), the Fund will no longer impose a sales charge (load) on the purchase, or a redemption fee on the sale or exchange, of its Class A shares.   In connection with those changes, Class A shares will be redesignated as “Investor Class” shares.  Accordingly, the following changes are made to the Prospectus:

1.	On the Effective Date, the “Shareholder Fees” table and its preceding paragraph in the Fund Summary portion of the Prospectus are hereby revised as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The acquired fund fees and expenses shown below are incurred indirectly by the Fund through its ownership of shares in other investment companies and in business development companies. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value.

Shareholder Fees	Investor Class
(fees paid directly from your investment)	None

2.	On the Effective Date, the “Expense” example table in the Fund Summary portion of the Prospectus is hereby revised as follows:

1 year	$259
3 years	$833
5 years	$1,434
10 years	$3,057

3.	On the Effective Date, the information relating to the sale of Class A shares in the “Shareholder Information” section of the Prospectus is replaced in its entirety with the following:

“Investor Class Shares

•	The minimum investment amount for Investor Class Shares is $2,000.
•	Investor Class Shares are subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets.
•	Investor Class shares are not subject to front-end or contingent deferred sales charges.”

4.
On the Effective Date, the information relating to the redemption fee of the Class A shares in the “How to Sell Fund Shares” section of the Prospectus, and in the “Market Timing Policies and Procedures” sub-section of the “Other Policies” section of the Prospectus, is deleted in its entirety.

5.	On the Effective Date, the following information is inserted after the “How to Sell Your Fund Shares” section of the Fund’s Prospectus:

“Conversions

In certain circumstances, you may be permitted to convert your Investor Class shares into Institutional Class shares of the Fund if you meet the Institutional Class shares eligibility requirements.  When a conversion occurs, you receive shares of the Institutional Class in place of your shares of Investor Class.  The number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes; however, the conversion has no effect on the value of your investment in the Fund.  A conversion between share classes of the same fund is a nontaxable event.

The Fund will only process conversions that are initiated by a shareholder.”

Effectively immediately, the following replaces the first paragraph under the “Investment Adviser and Other Service Providers -Investment Adviser” section of the Fund’s SAI:

“Innovator Management LLC, located at 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, furnishes investment management services to the Fund, subject to the supervision and direction of the Board. The Adviser is jointly owned by, and is an affiliate of, Aequitas Holdings, LLC (“Aequitas”) and CliftonLarsonAllen Wealth Advisors, LLC (“CLAWA”).  Innovator Holdings, LLC (“Innovator Holdings”), an indirect wholly-owned subsidiary of Aequitas, and CLAWA own 51% and 49%, respectively, of the Adviser.  In January 2016, CLAWA will contribute its interest in the Adviser to Innovator Holdings in exchange for a 50% interest in the holding company.  The Adviser pays the salaries of the interested Trustee and all officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser provide investment advisory services to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Pending the approval of a new Advisory Agreement by Fund shareholders due to the change-in-control of the Adviser, the Advisory Agreement will have an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.  The Advisory Agreement will terminate automatically in the event of its assignment.”

Effective November 1, 2015, under the “Distributions and Taxes-Dividends Declared in December and Paid in January” sub-section, the following replaces the second sentence in the Fund’s SAI:

However, dividends declared in between October and December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

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Please keep this supplement for future reference.

This supplement is dated October 30, 2015.

Innovator McKinley Income Fund (the “Fund”)

Supplement to the Fund’s Institutional Class Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2015 (as supplemented)

Following a change-in-control of Innovator Management LLC, the Fund’s adviser (the “Adviser”), pursuant to which the Fund is operating under interim advisory and sub-advisory agreements with the Adviser and the Fund’s sub-adviser, McKinley Capital Management, LLC, the following replaces the second sentence of the first paragraph in the “Management of the Fund” section of the Prospectus, effective immediately:

The Adviser is jointly owned by, and is an affiliate of, Aequitas Holdings, LLC and CliftonLarsonAllen Wealth Advisors, LLC.

Effective November 1, 2015, under the “Distributions and Taxes-Dividends and Distributions” section, the following replaces the third sentence currently in the Prospectus:

The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly.

Effective December 1, 2015 (the “Effective Date”), the Fund will no longer impose a redemption fee on the sale or exchange of its Institutional Class shares.  Accordingly, the “Shareholder Fees” table in the Fund Summary portion of the Prospectus is hereby revised as follows:

Shareholder Fees	Institutional Class
(fees paid directly from your investment)	None

On the Effective Date, the information relating to the redemption fee of the Institutional Class shares in the “How to Sell Fund Shares” section of the Prospectus, and in the “Market Timing Policies and Procedures” sub-section of the “Other Policies” section of the Prospectus, is deleted in its entirety.

Effective immediately, the following replaces the first paragraph under the “Investment Adviser and Other Service Providers -Investment Adviser” section of the Fund’s SAI:

Innovator Management LLC, located at 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, furnishes investment management services to the Fund, subject to the supervision and direction of the Board. The Adviser is jointly owned by, and is an affiliate of, Aequitas Holdings, LLC (“Aequitas”) and CliftonLarsonAllen Wealth Advisors, LLC (“CLAWA”).  Innovator Holdings, LLC (“Innovator Holdings”), an indirect wholly-owned subsidiary of Aequitas, and CLAWA own 51% and 49%, respectively, of the Adviser.  In January 2016, CLAWA will contribute its interest in the Adviser to Innovator Holdings in exchange for a 50% interest in the holding company.  The Adviser pays the salaries of the interested Trustee and all officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Adviser provide investment advisory services to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Pending the approval of a new Advisory Agreement by Fund shareholders due to the change-in-control of the Adviser, the Advisory Agreement will have an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust’s Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty on 60 days’ notice by the Trust or by the Adviser.  The Advisory Agreement will terminate automatically in the event of its assignment.

Effective November 1, 2015, under the “Distributions and Taxes-Dividends Declared in December and Paid in January” sub-section, the following replaces the second sentence in the Fund’s SAI:

However, dividends declared in between October and December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year.

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Please keep this supplement for future reference.

This supplement is dated October 30, 2015.

Innovator IBD® 50 Fund (the “Fund”)

Supplement to the Prospectus and Statement of Additional Information (“SAI”)
dated January 2, 2015

On August 7, 2015, Aequitas Holdings, LLC (“Aequitas”), through an indirect wholly-owned subsidiary, purchased Academy Asset Management LLC’s interest in Innovator Management LLC (the “Adviser”), the Fund’s current investment adviser (the “Transaction”).  The Transaction constituted a change in control of the Adviser and caused the Fund’s original investment advisory agreement with the Adviser, and the original sub-advisory agreement between the Adviser and Penserra Capital Management LLC (“Penserra”), to terminate.

In anticipation of the Transaction, at an in-person quarterly meeting of the Board of Trustees (the “Board”) of Academy Funds Trust (the “Trust”) held on May 4, 2015 (the “August Meeting”), the Board approved dormant advisory and sub-advisory agreements that went into effect in connection with the termination of the original investment advisory and sub-advisory agreements, which were also approved by the Fund’s sole shareholder prior to the Fund’s public offering.  The material terms of the dormant advisory and sub-advisory agreements are substantially similar to the Fund’s original investment advisory and sub-advisory agreements.

Accordingly, the Prospectus and SAI are hereby revised as follows:

1.	Under the “Investment Adviser” sub-section in the “Management of the Fund” section, the following replaces the first paragraph currently in the Prospectus:

Investment Adviser. Under the supervision of the Trust’s Board of Trustees, Innovator Management LLC (the “Adviser”), 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, makes investment decisions for the Fund. The Adviser is an affiliate of Aequitas Holdings, LLC and CliftonLarsonAllen Wealth Advisors, LLC.  For its services to the Fund, the Adviser is entitled to receive an annual fee of 0.70% of the Fund’s average daily net assets. The Adviser has contracted, through March 30, 2016, to waive its fees and/or pay Fund expenses so that the Fund’s annual net operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80%.

2.	Under the “Management of the Fund” section, the following replaces the “Manager of Managers Structure” sub-section currently in the Prospectus:

Manager of Managers Structure. The Fund and the Adviser have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or the Adviser.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to the sub-adviser or sub-advisory agreement within
90 days of the changes.

3.	Under the “INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS-Investment Adviser” sub-section, the following replaces the first paragraph currently in the SAI:

Innovator Management LLC, located at 325 Chestnut Street, Suite 512, Philadelphia, PA 19106, furnishes investment management services to the Fund, subject to the supervision and direction of the Board. The Adviser is jointly owned by, and is an affiliate of, Aequitas Holdings, LLC (“Aequitas”) and CliftonLarsonAllen Wealth Advisors, LLC (“CLAWA”).  Innovator Holdings, LLC (“Innovator Holdings”), an indirect wholly-owned subsidiary of Aequitas, and CLAWA own 51% and 49%, respectively, of the Adviser.  In January 2016, CLAWA will contribute its interest in the Adviser to Innovator Holdings in exchange for a 50% interest in the holding company.  The Adviser pays the salaries of the interested Trustee and all officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

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Please keep this supplement for future reference.

This supplement is dated October 30, 2015.